Cash and Cash Equivalents - (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As at December 31,	As at December 31,
	2017 $	2016 $
Cash	6,319	1,449
Short-term bank deposits	49,075	6,607
	55,394	8,056